Allowance for expected credit losses - Narrative (Details) - Allowance for expected credit losses - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	£ 3,630	£ 4,084
Probability weighted relative to base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase (decrease) in financial assets	468	678
Judgements due to other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	(100)	(158)
Inflationary and interest rate risk
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	35	186
UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	971	1,115
UK mortgages | Judgements due to other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	142	63
UK mortgages | Inflationary and interest rate risk
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	23	61
UK mortgages | Other Judgements | Single point of loss model limitation
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase (decrease) in financial assets	46	0
UK mortgages | Other Judgements | Mortgage accounts in long term default
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase (decrease) in financial assets	98	106
Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	700	810
Credit cards | Judgements due to other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	15	15
Credit cards | Inflationary and interest rate risk
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	6	92
Credit cards | Other Judgements | Extension Of Modelled Lifetime On Retail Revolving Products
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase (decrease) in financial assets	60	67
Credit cards | Other Judgements | Credit card loss given default alignment
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase (decrease) in financial assets	(50)	(50)
Retail excluding UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	942	945
Retail excluding UK mortgages | Judgements due to other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	58	46
Retail excluding UK mortgages | Inflationary and interest rate risk
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	6	33
Retail excluding UK mortgages | Other Judgements | Extension Of Modelled Lifetime On Retail Revolving Products
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase (decrease) in financial assets	10	10
Retail excluding UK mortgages | Other Judgements | Credit card loss given default alignment
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase (decrease) in financial assets	18	37
Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	999	1,182
Commercial Banking | Judgements due to other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	(315)	(282)
Commercial Banking | Inflationary and interest rate risk
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Commercial Banking | Other Judgements | Corporate Insolvency Rates
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase (decrease) in financial assets	(304)	(292)
Commercial Banking | Other Judgements | Loss Given Default Alignment (LGD)
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase (decrease) in financial assets	(90)	(105)
Commercial Banking | Other Judgements | Commercial real estate price reduction
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase (decrease) in financial assets	£ 54	£ 67